Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Other Receivables [Abstract]
Schedule of Other receivables
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Advances to staff	373	511	72
Prepayments to service providers	3,142	3,043	431
Rental deposits	2,502	2,242	317
Other	482	580	82
Other receivables	6,499	6,376	902